RELATED PARTY TRANSACTIONS - Amounts Due to Related Parties (Details) - Related Party - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other liabilities	$ 114,144	$ 1,626
Golar LNG Limited
Related Party Transaction [Line Items]
Other liabilities	0	395
QPSL
Related Party Transaction [Line Items]
Other liabilities	$ 114,144	$ 1,231